Net income / (loss) per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Net income / (loss) per Ordinary Share:
Basic (in USD per share)	$ 1.59	$ (3.67)	$ 3.90	$ 1.01
Diluted (in USD per share)	$ 1.58	$ (3.67)	$ 3.87	$ 1.01